Putnam VT International Value Fund
The fund's portfolio
3/31/19 (Unaudited)

COMMON STOCKS (96.6%)(a)
	Shares	Value
Aerospace and defense (1.3%)
BAE Systems PLC (United Kingdom)	139,331	$875,419

		875,419
Airlines (1.3%)
Japan Airlines Co., Ltd. (Japan)	26,300	926,401

		926,401
Auto components (0.9%)
Magna International, Inc. (Canada)	12,713	619,026

		619,026
Automobiles (1.1%)
Nissan Motor Co., Ltd. (Japan)	40,600	333,801
Yamaha Motor Co., Ltd. (Japan)	22,700	447,039

		780,840
Banks (13.9%)
Australia & New Zealand Banking Group, Ltd. (Australia)	79,924	1,484,342
Bank of Ireland Group PLC (Ireland)	76,537	455,892
CaixaBank SA (Spain)	87,524	273,333
DBS Group Holdings, Ltd. (Singapore)	31,200	581,401
DNB ASA (Norway)	37,387	688,358
ING Groep NV (Netherlands)	199,574	2,414,238
Lloyds Banking Group PLC (United Kingdom)	386,276	312,629
Mizuho Financial Group, Inc. (Japan)	389,000	602,901
Skandinaviska Enskilda Banken AB (Sweden)(S)	62,699	542,740
Societe Generale SA (France)	32,083	927,619
Sumitomo Mitsui Financial Group, Inc. (Japan)	37,100	1,298,252

		9,581,705
Building products (1.9%)
Compagnie De Saint-Gobain (France)	14,427	522,889
Sanwa Holdings Corp. (Japan)	63,200	754,215

		1,277,104
Capital markets (3.3%)
Credit Suisse Group AG (Switzerland)	32,385	377,432
Natixis SA (France)	107,698	576,386
Quilter PLC (United Kingdom)	439,816	841,156
UBS Group AG (Switzerland)	37,799	458,181

		2,253,155
Construction and engineering (2.7%)
Vinci SA (France)	19,487	1,895,660

		1,895,660
Construction materials (2.0%)
Boral, Ltd. (Australia)	77,026	252,005
CRH PLC (Ireland)	20,711	642,381
LafargeHolcim, Ltd. (Switzerland)	9,720	480,168

		1,374,554
Containers and packaging (0.6%)
SIG Combibloc Group AG (Switzerland)(NON)	41,139	421,409

		421,409
Diversified financial services (2.2%)
Eurazeo SA (France)	10,774	809,744
ORIX Corp. (Japan)	49,300	709,663

		1,519,407
Diversified telecommunication services (4.0%)
BCE, Inc. (Canada)	15,400	683,830
Nippon Telegraph & Telephone Corp. (Japan)	28,800	1,224,155
Telecom Italia SpA RSP (Italy)	769,575	437,160
Telstra Corp., Ltd. (Australia)	168,783	398,779

		2,743,924
Electric utilities (2.0%)
Fortum OYJ (Finland)	28,851	589,989
SSE PLC (United Kingdom)	49,583	766,557

		1,356,546
Electronic equipment, instruments, and components (0.5%)
Kyocera Corp. (Japan)	6,300	371,086

		371,086
Entertainment (0.5%)
Nintendo Co., Ltd. (Japan)	1,200	343,643

		343,643
Equity real estate investment trusts (REITs) (0.1%)
Vicinity Centres (Australia)	37,133	68,507

		68,507
Food and staples retail (2.2%)
Koninklijke Ahold Delhaize NV (Netherlands)	34,992	931,260
Seven & i Holdings Co., Ltd. (Japan)	15,400	581,126

		1,512,386
Food products (1.6%)
Kerry Group PLC Class A (Ireland)	9,951	1,110,672

		1,110,672
Health-care equipment and supplies (0.8%)
Hoya Corp. (Japan)	8,600	569,061

		569,061
Hotels, restaurants, and leisure (1.0%)
Dalata Hotel Group PLC (Ireland)	102,032	672,992

		672,992
Household durables (1.4%)
Panasonic Corp. (Japan)	50,500	436,983
Sony Corp. (Japan)	13,400	563,999

		1,000,982
Industrial conglomerates (1.9%)
Siemens AG (Germany)	12,081	1,300,166

		1,300,166
Insurance (10.7%)
AIA Group, Ltd. (Hong Kong)	171,200	1,704,125
Allianz SE (Germany)	4,144	921,711
AXA SA (France)	51,822	1,303,886
Chubb, Ltd.	8,265	1,157,761
Prudential PLC (United Kingdom)	74,269	1,487,249
QBE Insurance Group, Ltd. (Australia)	83,652	730,200
SCOR SE (France)	1,718	73,155

		7,378,087
Machinery (1.3%)
KION Group AG (Germany)	7,167	374,564
NSK, Ltd. (Japan)	53,100	499,104

		873,668
Metals and mining (3.2%)
Glencore PLC (United Kingdom)	166,893	691,127
Rio Tinto PLC (United Kingdom)	26,667	1,549,413

		2,240,540
Multi-utilities (1.6%)
Veolia Environnement SA (France)	50,408	1,126,946

		1,126,946
Oil, gas, and consumable fuels (8.6%)
Encana Corp. (Canada)	69,000	499,809
Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)	57,696	1,810,880
Royal Dutch Shell PLC Class B (United Kingdom)	32,724	1,034,847
Suncor Energy, Inc. (Canada)	48,631	1,576,091
TOTAL SA (France)	18,728	1,040,323

		5,961,950
Personal products (2.1%)
Shiseido Co., Ltd. (Japan)	6,700	484,895
Unilever NV ADR (Netherlands)	16,144	937,712

		1,422,607
Pharmaceuticals (8.3%)
AstraZeneca PLC (United Kingdom)	20,964	1,675,134
Novartis AG (Switzerland)	20,050	1,928,585
Sanofi (France)	23,686	2,092,104

		5,695,823
Semiconductors and semiconductor equipment (1.3%)
SCREEN Holdings Co., Ltd. (Japan)	13,100	529,527
Sino-American Silicon Products, Inc. (Taiwan)	159,000	347,254

		876,781
Technology hardware, storage, and peripherals (1.7%)
Samsung Electronics Co., Ltd. (South Korea)	29,716	1,168,569

		1,168,569
Tobacco (1.2%)
Imperial Brands PLC (United Kingdom)	24,157	825,754

		825,754
Trading companies and distributors (5.5%)
Ashtead Group PLC (United Kingdom)	23,742	572,844
Ferguson PLC (United Kingdom)	11,246	715,377
ITOCHU Corp. (Japan)	49,000	889,207
Mitsubishi Corp. (Japan)	59,100	1,646,815

		3,824,243
Transportation infrastructure (0.9%)
Aena SME SA (Spain)	3,317	597,196

		597,196
Wireless telecommunication services (3.0%)
KDDI Corp. (Japan)	16,900	364,543
Tele2 AB (Sweden)	49,647	661,349
Vodafone Group PLC (United Kingdom)	565,546	1,029,762

		2,055,654

Total common stocks (cost $65,037,810)		$66,622,463

SHORT-TERM INVESTMENTS (3.3%)(a)
	Shares	Value
Putnam Short Term Investment Fund 2.64%(AFF)	1,759,597	$1,759,597
Putnam Cash Collateral Pool, LLC 2.86%(AFF)	521,700	521,700

Total short-term investments (cost $2,281,297)		$2,281,297
TOTAL INVESTMENTS

Total investments (cost $67,319,107)		$68,903,760

	FORWARD CURRENCY CONTRACTS at 3/31/19 (aggregate face value $24,186,246) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Sell	4/17/19	$568,799	$558,977	$(9,822)
		Euro	Buy	6/19/19	122,738	125,810	(3,072)
		Japanese Yen	Sell	5/15/19	117,499	116,310	(1,189)
	Barclays Bank PLC
		Australian Dollar	Buy	4/17/19	255,270	252,425	2,845
		British Pound	Sell	6/19/19	307,917	313,170	5,253
		Canadian Dollar	Sell	4/17/19	359,485	357,044	(2,441)
		Hong Kong Dollar	Buy	5/15/19	1,195,536	1,198,465	(2,929)
		Swiss Franc	Sell	6/19/19	2,006,062	2,006,659	597
	Citibank, N.A.
		Canadian Dollar	Sell	4/17/19	901,184	894,031	(7,153)
		Danish Krone	Buy	6/19/19	296,520	301,893	(5,373)
		Euro	Sell	6/19/19	2,644,908	2,688,821	43,913
		Japanese Yen	Buy	5/15/19	809,042	826,175	(17,133)
	Goldman Sachs International
		Canadian Dollar	Sell	4/17/19	268,079	264,377	(3,702)
		Japanese Yen	Buy	5/15/19	1,635,255	1,655,641	(20,386)
		New Taiwan Dollar	Sell	5/15/19	331,561	332,580	1,019
	HSBC Bank USA, National Association
		Chinese Yuan (Offshore)	Buy	5/15/19	32,126	31,887	239
		Euro	Buy	6/19/19	2,428,222	2,465,156	(36,934)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/17/19	607,918	606,549	1,369
		British Pound	Buy	6/19/19	1,972,891	2,006,955	(34,064)
		Canadian Dollar	Sell	4/17/19	125,767	127,453	1,686
		Japanese Yen	Buy	5/15/19	663,382	677,617	(14,235)
		New Zealand Dollar	Buy	4/17/19	174,317	170,780	3,537
		Norwegian Krone	Sell	6/19/19	143,840	145,127	1,287
		Singapore Dollar	Buy	5/15/19	428,017	430,192	(2,175)
		South Korean Won	Sell	5/15/19	1,226,619	1,244,451	17,832
		Swedish Krona	Sell	6/19/19	2,131	2,149	18
		Swiss Franc	Buy	6/19/19	1,698,107	1,698,388	(281)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/17/19	1,153,899	1,139,787	14,112
		Canadian Dollar	Sell	4/17/19	574,862	567,084	(7,778)
		Israeli Shekel	Buy	4/17/19	354,595	343,977	10,618
	UBS AG
		Canadian Dollar	Sell	4/17/19	641,189	636,316	(4,873)

	Unrealized appreciation						104,325

	Unrealized (depreciation)						(173,540)

	Total						$(69,215)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through March 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $68,941,584.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$2,249,705	$1,728,005	$362	$521,700
	Putnam Short Term Investment Fund**	939,702	2,610,848	1,790,953	6,307	1,759,597

	Total Short-term investments	$939,702	$4,860,553	$3,518,958	$6,669	$2,281,297
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $521,700, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $489,561.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $125,990 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	20.7%
	Japan	19.8
	France	15.2
	Netherlands	6.3
	Switzerland	5.4
	Canada	4.9
	Australia	4.3
	United States	4.3
	Ireland	4.2
	Germany	3.8
	Hong Kong	2.5
	Sweden	1.8
	South Korea	1.7
	Spain	1.3
	Norway	1
	Finland	0.8
	Singapore	0.9
	Italy	0.6
	Taiwan	0.5

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $103,746 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$2,812,101	$2,331,120	$—
Consumer discretionary	1,292,018	1,781,822	—
Consumer staples	3,805,398	1,066,021	—
Energy	5,961,950	—	—
Financials	13,621,470	7,110,884	—
Health care	5,695,823	569,061	—
Industrials	6,854,115	4,715,742	—
Information technology	—	2,416,436	—
Materials	3,784,498	252,005	—
Real estate	—	68,507	—
Utilities	2,483,492	—	—

Total common stocks	46,310,865	20,311,598	—
Short-term investments	1,759,597	521,700	—

Totals by level	$48,070,462	$20,833,298	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(69,215)	$—

Totals by level	$—	$(69,215)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$104,325	$173,540

Total	$104,325	$173,540

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$26,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com